Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 12, 2021	Apr. 19, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate offering costs	$ 973,988
Fair value of representative’s unit purchase price	359,900
Amount of company accretion					$ 1,733,440
Unrecognized accretion					5,015,911
Federal depository insurance coverage limit					$ 250,000
Redeemable public shares percentage			77.00%	77.00%	66.00%
Non-redeemable shares percentage			23.00%	23.00%	34.00%
Common stock warrants (in Shares)		187,500
Description of policy election				The Company has made a policy election in accordance with ASC 480-10-S99-3A and will recognize changes in redemption value in additional paid-in capital (or accumulated deficit in the absence of additional paid-in capital) over an 18-month period leading up to an Initial Business Combination. As of June 30, 2022, the Company recorded accretion of 4,028,315 (including a beginning balance on January 1, 2022 of $1,733,440 and $1,195,374 and $2,294,875 during the three and six months ended June 30, 2022, respectively), with unrecognized accretion remaining of $2,721,036 as of June 30, 2022.
Amount of company accretion					$ 1,733,440
Unrecognized accretion					5,015,911
Deferred tax assets			$ 823,000	$ 823,000	$ 316,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of net proceeds	$ 57,339,200
Public shares percent	100.00%